united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2018

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfund.com

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the periods ended April 30, 2018, compared to its benchmark:

			Annualized Three	Annualized Since
	Six Months	One Year	Years	Inception(a)
Class I	(0.74)%	2.45%	4.39%	3.47%
Class N	(0.87)%	2.20%	4.14%	3.24%
Class Y	(0.74)%	2.44%	4.44%	3.58%
BofA ML 3-5 Yr Treasury Index (b)	(1.75)%	(1.43)%	0.35%	1.00%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.98% for Class I shares, 2.23% for Class N shares, and 1.98% for Class Y shares per the February 28, 2018 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Mutual Funds	91.7%
Exchange Traded Fund	4.4%
Cash and Other Assets Less Liabilities	3.9%
Total	100.0%

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	0.79%	4.01%	4.97%
Class N	0.55%	3.78%	4.69%
Bloomberg Barclays U.S. Municipal Bond Index (b)	(0.97)%	1.56%	2.99%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.87% for Class I shares and 2.12% for Class N shares per the February 28, 2018 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.25% and 1.00% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Mutual Funds	84.3%
Cash and Other Assets Less Liabilities	15.7%
Total	100.0%

Redwood AlphaFactor® Core Equity Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	2.90%	9.26%	10.51%
Class N	2.76%	9.11%	10.38%
Redwood AlphaFactor® Focused Index (b)	3.41%	11.03%	12.09%
S&P 500 Total Return Index (c)	3.82%	13.27%	12.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.80% for Class I shares and 1.05% for Class N shares per the February 28, 2018 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.05% and 0.80% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Core Equity Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Retail	13.1%
Diversified Financial Services	9.8%
Lodging	9.8%
Oil&Gas	7.0%
REITS	6.5%
Internet	6.3%
Commercial Services	3.6%
Apparel	3.4%
Banks	3.4%
Home Builders	3.4%
Other/Cash and Equivalents	33.7%
Total	100.0%

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	2.55%	8.82%	10.06%
Class N	2.38%	8.64%	9.90%
Redwood AlphaFactor® Tactical Focused Index (b)	3.41%	11.03%	12.10%
S&P 500 Total Return Index (c)	3.82%	13.27%	12.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the February 28, 2018 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March , 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical Core Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Tactical Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Retail	13.0%
Diversified Financial Services	9.8%
Lodging	9.7%
Oil&Gas	6.9%
REITS	6.5%
Internet	6.2%
Commercial Services	3.5%
Banks	3.4%
Software	3.4%
Apparel	3.3%
Other/Cash and Equivalents	34.3%
Total	100.0%

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

Since Inception(a)
Class I	(1.14)%
Class N	(1.18)%
Redwood AlphaFactor® Tactical International Index (b)	2.69%
MSCI AC World Index ex-US Net (c)	2.84%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the November 1, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 1, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. The Strategy also employs a multi-factor tactical risk management overlay that seeks to exit positions during periods identified by the advisor as above-average risk.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Banks	3.3%
Telecommunications	3.0%
Oil&Gas	2.0%
Pharmaceuticals	1.6%
Auto Manufacturers	1.6%
Computers	1.5%
Insurance	1.5%
Food	1.2%
Distribution/Wholesale	1.2%
Electric	0.9%
Other/Cash and Equivalents	82.2%
Total	100.0%

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

Since Inception(a)
Class I	0.58%
Class N	0.45%
MS Category Avg-Tactical Allocation (b)	0.40%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.50% for Class I shares and 1.75% for Class N shares per the November 1, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November I, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.55% and 1.30% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category – Tactical Allocation is the average of all funds defined categorized as Tactical Allocation by Morningstar.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Exchange Traded Fund	79.6%
Electric	2.2%
REITS	1.7%
Oil&Gas	1.4%
Commercial Services	1.3%
Computers	1.3%
Pharmaceuticals	1.3%
Telecommunications	1.2%
Chemicals	0.8%
Food	0.8%
Other/Cash and Equivalents	8.4%
Total	100.0%

Redwood Activist LeadersTM Fund
PORTFOLIO REVIEW
April 30, 2018 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

Since Inception(a)
Class I	5.04%
Class N	4.95%
Redwood Activist LeadersTM Index (b)	6.94%
S&P 500 Total Return Index (c)	3.62%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.90% for Class I shares and 1.15% for Class N shares per the November 1, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 1, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement ( exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.15% and 0.90% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Activist LeadersTM Fund commenced operations on November 2, 2017.

(b)	Redwood Activist LeadersTM Index, the Fund advisor’s proprietary index, focuses on stocks that are the target of shareholder activism utilizing a proprietary selection methodology built on the foundation of tracking public SEC 13D filings of Activist LeadersTM as defined by the advisor.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2018
Percent of
Net Assets
Software	11.6%
Commercial Services	8.6%
Pharmaceuticals	8.5%
Retail	8.5%
Miscellaneous Manufacturing	5.7%
Diversified Financial Services	5.6%
Food	5.6%
Internet	5.6%
Semiconductors	5.6%
Housewares	2.9%
Other/Cash and Equivalents	31.8%
Total	100.0%

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 4.4%
	DEBT FUND - 4.4%
236,000	iShares iBoxx $High Yield Corporate Bond ETF	$20,225,200
	TOTAL EXCHANGE TRADED FUND (Cost - $20,234,333)	20,225,200

	MUTUAL FUNDS - 70.1%
	DEBT FUNDS - 70.1%
479,479	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares	$4,885,886
323,588	Credit Suisse Floating Rate High Income Fund - Class I	2,216,579
1,732,840	Dreyfus High Yield Fund - Institutional Shares	10,674,295
9,820,092	Eaton Vance Income Fund of Boston- Institutional Shares	55,188,917
761,161	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares	7,352,814
3,158,774	Invesco High Yield Fund - Retail Shares	12,982,562
1,965,700	Janus High-Yield Fund - Institutional Shares	16,217,026
12,221,275	JPMorgan High Yield Fund - Institutional Shares *	88,604,243
1,644,238	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	16,277,952
1,867,313	Lord Abbett Floating Rate Fund - Class I	17,179,278
14,243,385	MainStay High Yield Corporate Bond Fund - Institutional Shares	80,332,689
3,720,358	MFS High Income Fund - Institutional Shares	12,425,996
7,123	Salient Select Income Fund - Institutional Shares	146,020
	TOTAL MUTUAL FUNDS (Cost - $330,299,219)	324,484,257

	SHORT-TERM INVESTMENT - 21.7%
	MONEY MARKET FUND - 21.7%
40,025,918	Blackrock Liquidity Funds T-Fund Portfolio - Institutional Class, 1.56%	40,025,918
25,017,383	Goldman Sachs Financial Square Funds - Institutional Class, 1.61%	25,019,883
35,013,166	Morgan Stanley Institutional Liquidity Fund - Institutional Class, 1.95%	35,027,168
	TOTAL SHORT-TERM INVESTMENT (Cost - $100,072,969)	100,072,969

	TOTAL INVESTMENTS - 96.2% (Cost - $450,606,521) (a)	$444,782,426
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.8%	17,386,999
	TOTAL NET ASSETS - 100.0%	$462,169,425

*	All or portion of this security is segregated as collateral for swaps.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $450,698,456 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$35,196
Unrealized depreciation:	(5,951,226)
Net unrealized depreciation:	$(5,916,030)

See accompanying notes to financial statements.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

CREDIT DEFAULT SWAP

Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Expiration Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$5,000,000	$332,188	CDX HYS30 SWAP 5YR PRC	Barclays	6/20/2023	Receive	5.00%	$3,458	$13,657
							$3,458	$13,657

Unrealized
SCHEDULE OF SWAPS	Appreciation
LONG EQUITY SWAP CONTRACTS - 0.0%
Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 29, 2017 and is reset on a monthly basis. The swap has a termination date of August 30, 2018, unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 115 bps (Notional Amount $95,324,924)	$—
TOTAL LONG EQUITY SWAP CONTRACTS	$—

The following table represents the individual long postions and related values of equity securities held within the total return swap with Barclays Bank, these investments are not a direct holding of Redwood Managed Volatlity Fund:

Security	Shares	Value
BlackRock High Yield Municipal Fund Institutional Shares	10,378,500	79,303,814
Putnam High Yield Trust Fund Class Y	2,637,105	16,021,110
Total		$95,324,924

See accompanying notes to financial statements.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 84.3%
	MONEY MARKET FUND - 84.3%
49,565,965	Blackrock Liquidity Funds Municash Portfolio - Institutional Class, 1.48%	$49,565,695
983	JP Morgan Municipal Money Market Fund - Institutional Class, 1.53%	983
11,016,231	JP Morgan Tax Free Money Market Fund - Institutional Class, 1.46%	11,016,231
	TOTAL SHORT-TERM INVESTMENT (Cost - $60,587,861)	60,582,909

	TOTAL INVESTMENTS - 84.3% (Cost - $60,587,861) (a)	$60,582,909
	CASH, OTHER ASSETS AND LIABILITIES - NET - 15.7%	11,313,679
	TOTAL NET ASSETS - 100.0%	$71,896,588

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of April 30, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,587,861 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(4,952)
Net unrealized depreciation:	$(4,952)

See accompanying notes to financial statements.

Redwood AlphaFactor® Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 98.8%
	AEROSPACE & DEFENSE - 3.1%
22,976	Spirit AeroSystems Holdings, Inc.	$1,846,581

	APPAREL - 3.4%
29,424	NIKE, Inc.	2,012,307

	AUTO MANUFACTURERS - 3.3%
54,145	General Motors Co.	1,989,287

	BANKS - 3.4%
61,529	Fifth Third Bancorp	2,040,917

	COMMERCIAL SERVICES - 3.6%
43,001	CoreLogic, Inc. *	2,128,550

	COMPUTERS - 3.2%
88,347	HP, Inc.	1,898,577

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
37,231	Lazard Ltd.	2,026,111
47,988	Legg Mason, Inc.	1,905,124
145,636	Navient Corp.	1,931,133
		5,862,368
	ENTERTAINMENT - 3.3%
31,178	Six Flags Entertainment Corp.	1,971,697

	HEALTHCARE-SERVICES - 3.3%
11,550	Cigna Corp.	1,984,521

	HOME BULIDERS - 3.4%
65,996	PulteGroup, Inc.	2,003,639

	INSURANCE - 3.2%
16,528	Erie Indemnity Co.	1,929,975

	INTERNET - 6.3%
48,071	eBay, Inc. *	1,820,929
16,427	VeriSign, Inc. *	1,928,858
		3,749,787
	LEISURE TIME - 3.1%
44,834	Harley-Davidson, Inc.	1,844,022

	LODGING - 9.8%
25,308	Hyatt Hotels Corp.	1,945,426
14,294	Marriott International, Inc.	1,953,704
16,910	Wyndham Worldwide Corp.	1,931,291
		5,830,421
	MISCELLANEOUS MANUFACTURING - 3.3%
18,470	Carlisle Cos, Inc.	1,989,773

	OIL & GAS - 7.0%
26,669	ConocoPhillips	2,148,269
45,601	Marathon Petroleum Corp.	1,997,775
		4,146,044

See accompanying notes to financial statements.

Redwood AlphaFactor® Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	PACKAGING & CONTAINERS - 3.4%
45,601	Sealed Air Corp.	$1,999,604

	REITS - 6.5%
166,438	Retail Properties of America, Inc.	1,920,695
78,709	STORE Capital Corp.	1,985,828
		3,906,523
	RETAIL - 13.1%
42,662	Foot Locker, Inc.	1,837,879
50,425	Signet Jewelers Ltd.	1,960,524
29,832	Walgreens Boots Alliance, Inc.	1,982,336
22,928	Yum! Brands, Inc.	1,997,029
		7,777,768
	SOFTWARE - 3.4%
30,876	CDK Global, Inc.	2,014,350

	TOTAL COMMON STOCK (Cost - $60,743,462)	58,926,711

	TOTAL INVESTMENTS -98.9% (Cost - $60,743,462) (a)	$58,926,711
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.1%	650,263
	TOTAL NET ASSETS - 100.0%	$59,576,974

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,745,603 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,560,993
Unrealized depreciation:	(3,379,885)
Net unrealized depreciation:	$(1,818,892)

See accompanying notes to financial statements.

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 97.8%
	AEROSPACE & DEFENSE - 3.1%
30,703	Spirit AeroSystems Holdings, Inc.	$2,467,600

	APPAREL - 3.3%
39,533	NIKE, Inc.	2,703,662

	AUTO MANUFACTURERS - 3.3%
72,807	General Motors Co.	2,674,929

	BANKS - 3.4%
82,657	Fifth Third Bancorp	2,741,733

	COMMERCIAL SERVICES - 3.5%
57,835	CoreLogic, Inc. *	2,862,832

	COMPUTERS - 3.2%
118,623	HP, Inc.	2,549,208

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
50,159	Lazard Ltd.	2,729,653
64,511	Legg Mason, Inc.	2,561,087
195,684	Navient Corp.	2,594,770
		7,885,510
	ENTERTAINMENT - 3.3%
41,931	Six Flags Entertainment Corp.	2,651,716

	HEALTHCARE-SERVICES - 3.3%
15,537	Cigna Corp.	2,669,567

	HOME BUILDERS - 3.3%
88,532	PulteGroup, Inc.	2,687,832

	INSURANCE - 3.2%
22,224	Erie Indemnity Co.	2,595,097

	INTERNET - 6.2%
64,655	eBay, Inc. *	2,449,131
22,068	VeriSign, Inc. *	2,591,225
		5,040,356
	LEISURE TIME - 3.1%
60,328	Harley-Davidson, Inc.	2,481,291

	LODGING - 9.7%
33,996	Hyatt Hotels Corp.	2,613,273
19,250	Marriott International, Inc.	2,631,090
22,775	Wyndham Worldwide Corp.	2,601,133
		7,845,496
	MISCELLANEOUS MANUFACTURING - 3.3%
24,907	Carlisle Cos, Inc.	2,683,231

See accompanying notes to financial statements.

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	OIL & GAS - 6.9%
44,136	ConocoPhillips	$2,890,908
35,860	Marathon Petroleum Corp.	2,686,273
		5,577,181
	PACKAGING & CONTAINERS - 3.3%
61,357	Sealed Air Corp.	2,690,504

	REITS - 6.5%
224,100	Retail Properties of America, Inc.	2,586,114
105,923	STORE Capital Corp.	2,672,437
		5,258,551
	RETAIL - 12.9%
57,403	Foot Locker, Inc.	2,472,921
67,630	Signet Jewelers Ltd.	2,629,454
40,117	Walgreens Boots Alliance, Inc.	2,665,775
30,859	Yum! Brands, Inc.	2,687,819
		10,455,969
	SOFTWARE - 3.4%
41,498	CDK Global, Inc.	2,707,328

	TOTAL COMMON STOCK (Cost - $81,659,334)	79,229,593

	TOTAL INVESTMENTS - 98.1% (Cost - $81,659,334) (a)	$79,229,593
	CASH, OTHER ASSETS AND LIABILITIES - NET - 2.3%	1,575,550
	TOTAL NET ASSETS - 100.0%	$80,805,143

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $81,658,777 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,088,603
Unrealized depreciation:	(4,517,787)
Net unrealized depreciation:	$(2,429,184)

See accompanying notes to financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 24.7%
	AIRLINES - 0.5%
11,629	Deutsche Lufthansa AG - ADR	$338,055

	APPAREL - 0.5%
12,256	Gildan Activewear, Inc.	357,017

	AUTO MANUFACTURERS - 1.6%
19,774	Nissan Motor Co Ltd. - ADR	416,243
22,200	Subaru Corp. - ADR	372,960
3,015	Toyota Motor Corp. - ADR	394,905
		1,184,108
	AUTO PARTS & EQUIPMENT - 0.5%
6,852	Magna International, Inc.	404,268

	BANKS - 3.2%
4,191	Banco de Chile - ADR	410,718
44,457	Banco Santander Brasil SA - ADR	481,914
11,879	Banco Santander Chile - ADR	392,363
5,868	Bank of Nova Scotia	360,647
20,325	Danske Bank A/S - ADR	353,858
4,799	Royal Bank of Canada	364,964
		2,364,464
	CHEMICALS - 0.6%
6,113	Sinopec Shanghai Petrochemical Co. Ltd. - ADR	403,580

	COMMERCIAL SERVICES - 0.4%
58,378	Cielo SA - ADR	320,495

	COMPUTERS - 1.4%
32,909	BlackBerry Ltd. *	344,557
7,024	CGI Group, Inc. *	406,690
3,096	Check Point Software Technologies Ltd. *	298,795
		1,050,042
	DISTRIBUTION & WHOLESALE - 1.2%
10,921	ITOCHU Corp. - ADR	438,959
1,281	Mitsui & Co. Ltd. - ADR	463,088
		902,047
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
17,407	CI Financial Corp.	366,156

	ELECTRIC - 0.9%
22,251	CPFL Energia SA - ADR	304,616
14,876	RWE AG - ADR *	356,429
		661,045
	ENERGY-ALTERNATIVE SOURCES - 0.4%
12,989	Vestas Wind Systems A/S - ADR	279,848

	FOOD - 1.2%
19,895	Koninklijke Ahold Delhaize NV - ADR	477,480
7,296	Loblaw Cos Ltd.	372,826
		850,306
	FOREST PRODUCTS & PAPER - 0.6%
12,892	UPM-Kymmene OYJ - ADR	462,436

	INSURANCE - 1.5%
22,612	China Life Insurance Co. Ltd. - ADR	318,829
731	Fairfax Financial Holdings Ltd.	405,910
89,653	SCOR SE - ADR	359,508
		1,084,247
	LEISURE TIME - 0.5%
5,875	Carnival PLC - ADR	379,819

See accompanying notes to financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	OFFICE & BUSINESS EQUIPMENT - 0.5%
10,154	Canon, Inc. - ADR	$348,384

	OIL & GAS - 1.9%
4,997	China Petroleum & Chemical Corp. - ADR	487,407
5,558	PetroChina Co. Ltd. - ADR *	409,124
37,274	Petroleo Brasileiro SA - ADR *	490,153
		1,386,684
	PHARMACEUTICALS - 1.6%
28,406	Astellas Pharma, Inc. - ADR	415,012
4,711	Novartis AG - ADR	361,286
7,657	Novo Nordisk A/S - ADR	359,420
		1,135,718
	REAL ESTATE - 0.5%
8,647	Daito Trust Construction Co, Ltd. - ADR	362,828

	RETAIL - 0.5%
20,562	HUGO BOSS AG - ADR	387,388

	SOFTWARE - 0.5%
1,318	NetEase, Inc. - ADR	338,818

	TELECOMMINICATIONS - 3.1%
21,886	BT Group PLC - ADR	377,534
28,574	KDDI Corp. - ADR	382,892
109,604	Koninklijke KPN NV - ADR	334,840
7,875	Nippon Telegraph & Telephone Corp. - ADR	372,645
15,653	NTT DOCOMO, Inc. - ADR	394,143
17,498	Telenor ASA - ADR	387,231
		2,249,285
	WATER - 0.6%
41,234	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	411,515

	TOTAL COMMON STOCK (Cost - $18,378,840)	18,028,553

	SHORT-TERM INVESTMENT - 47.9%
	MONEY MARKET FUND - 47.9%
4,000,000	BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 1.56%	4,000,000
299,400	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Institutional Class, 1.61%	3,000,000
27,988,804	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.95%	28,000,000
	TOTAL SHORT-TERM INVESTMENT (Cost - $35,000,000)	35,000,000

	TOTAL INVESTMENTS - 72.6% (Cost - $53,378,840) (a)	$53,028,553
	CASH, OTHER ASSETS AND LIABILITIES - NET - 27.4%	20,078,509
	TOTAL NET ASSETS - 100.0%	$73,107,062

*	Non-Income producing security.

ADR - American Depositary Receipt.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,378,840 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$119,208
Unrealized depreciation:	(469,495)
Net unrealized depreciation:	$(350,287)

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	April 30, 2018	Interest Rate Payable	Date	Counterparty	(Depreciation)
3,723	Aena Ord Aena Sme Sa	$639,820	LIBOR + 0.350%	12/31/2018	Barclay’s	$(3,418)
1,452,000	Agricultural Bank Of China-h	6,568,703	LIBOR + 0.400%	12/31/2018	Barclay’s	(12,702)
716,000	Air China Air China Ltd.	7,612,655	LIBOR + 0.400%	12/31/2018	Barclay’s	(14,905)
17,600	Asahi Glass Co Ltd.	78,349,348	LIBOR + 0.350%	12/31/2018	Barclay’s	13,595
23,600	Astellas Pharma, Inc.	37,343,932	LIBOR + 0.350%	12/31/2018	Barclay’s	4,696
2,085,896	Banco De Chile	356,073	LIBOR + 1.500%	12/31/2018	Barclay’s	(11,212)
36,997	Banco Santander Brasil	428,336	LIBOR + 1.500%	12/31/2018	Barclay’s	(24,296)
3,942,521	Banco Santander Chile	343,286	LIBOR + 1.500%	12/31/2018	Barclay’s	(15,615)
4,885	Bank Nova Scoti Bank Of Nova Scotia	300,119	LIBOR + 0.450%	12/31/2018	Barclay’s	240
1,371,000	Bank Of China Ltd.	5,830,863	LIBOR + 0.400%	12/31/2018	Barclay’s	7,430
82,517	Bb Seguridade Participacoes	691,265	LIBOR + 1.500%	12/31/2018	Barclay’s	(41,271)

See accompanying notes to financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	April 30, 2018	Interest Rate Payable	Date	Counterparty	(Depreciation)
27,324	Blackberry Ord Blackberry Ltd.	$282,829	LIBOR + 0.450%	12/31/2018	Barclay’s	$3,284
19,529	Boliden Ord Boliden Ab	5,728,863	LIBOR + 0.350 - 0.450%	12/31/2018	Barclay’s	25,425
28,600	Brother Industries Ltd.	70,948,464	LIBOR + 0.350%	12/31/2018	Barclay’s	(33,151)
91,523	Bt Group Bt Group Plc	218,914	LIBOR + 0.500%	12/31/2018	Barclay’s	12,602
8,400	Canon Ord Canon, Inc.	32,809,140	LIBOR + 0.350%	12/31/2018	Barclay’s	(9,150)
4,780	Carnival Carnival Plc	215,406	LIBOR + 0.400%	12/31/2018	Barclay’s	13,837
64,000	Catcher Technology Co. Ltd.	786,891	LIBOR + 0.750%	12/31/2018	Barclay’s	(71,853)
413,000	Cathay Financial Holding Co.	756,001	LIBOR + 0.750%	12/31/2018	Barclay’s	(10,117)
120,852	Ccr Sa	439,470	LIBOR + 1.500%	12/31/2018	Barclay’s	(23,523)
5,848	Cgi Group, Inc. - Class A	340,098	LIBOR + 0.450%	12/31/2018	Barclay’s	(1,124)
2,579	Check Point Sof Check Point Software Tech	262,701	LIBOR + 0.450%	12/31/2018	Barclay’s	(14,130)
93,000	China Life Insurance Co.	2,056,955	LIBOR + 0.400%	12/31/2018	Barclay’s	4,382
706,000	China Minsheng Banking	5,367,930	LIBOR + 0.400%	12/31/2018	Barclay’s	(19,007)
138,600	China Pacific Insurance Gr	4,942,393	LIBOR + 0.400%	12/31/2018	Barclay’s	(13,190)
422,000	China Petroleum & Chemical	3,132,422	LIBOR + 0.400%	12/31/2018	Barclay’s	13,069
286,000	China Shenhua Energy Co.	5,720,400	LIBOR + 0.400%	12/31/2018	Barclay’s	(20,495)
14,139	Ci Financial Corp.	305,088	LIBOR + 0.450%	12/31/2018	Barclay’s	(7,456)
34,185	Cia Saneamento Basico De Sp	344,830	LIBOR + 1.500%	12/31/2018	Barclay’s	(1,624)
47,936	Cielo Sa	280,333	LIBOR + 1.500%	12/31/2018	Barclay’s	(16,386)
6,999	Covestro Ord Covestro Ag	554,425	LIBOR + 0.500%	12/31/2018	Barclay’s	(31,541)
36,732	CPFL ENERGIA SA	266,276	LIBOR + 1.500%	12/31/2018	Barclay’s	(12,458)
1,067,000	Ctbc Financial Holding Co. Ltd.	787,853	LIBOR + 0.750%	12/31/2018	Barclay’s	(22,465)
1,800	Daito Trust Construct Co Ltd.	34,629,867	LIBOR + 0.350%	12/31/2018	Barclay’s	(16,454)
8,487	Danske Bank Ord Danske Bank A/s	1,869,381	LIBOR + 0.350%	12/31/2018	Barclay’s	(6,997)
9,676	Deutsche Luftha Deutsche Lufthansa-reg	253,718	LIBOR + 0.350%	12/31/2018	Barclay’s	(24,312)
1,232,901	Ecopetrol Sa	1,352,233	LIBOR + 1.500%	12/31/2018	Barclay’s	2,058
3,188,239	Enel Americas Sa	763,833	LIBOR + 1.500%	12/31/2018	Barclay’s	(34,770)
292,551	Eregli Demir Ve Celik Fabrik	3,060,347	LIBOR + 1.000%	12/31/2018	Barclay’s	(26,959)
607	Fairfax Financial Hldgs Ltd.	318,800	LIBOR + 0.450%	12/31/2018	Barclay’s	17,378
290,000	Far Eastone Telecomm Co. Ltd.	782,766	LIBOR + 0.750%	12/31/2018	Barclay’s	(15,267)
224,000	Formosa Chemicals & Fibre	857,778	LIBOR + 0.750%	12/31/2018	Barclay’s	(29,803)
194,000	Formosa Petrochemical Corp.	796,197	LIBOR + 0.750%	12/31/2018	Barclay’s	(492)
10,197	Gildan Activewear, Inc.	299,920	LIBOR + 0.450%	12/31/2018	Barclay’s	(2,804)
132,300	Gudang Garam Tbk Pt	745,682	LIBOR + 0.850%	12/31/2018	Barclay’s	(87,235)
13,329	Hexagon B Ord Hexagon Ab-b Shs	6,548,388	LIBOR + 0.500%	12/31/2018	Barclay’s	25,308
20,000	Hitachi Construction Machine	81,522,101	LIBOR + 0.350%	12/31/2018	Barclay’s	(17,289)
3,483	Hugo Boss N Ord Hugo Boss Ag -ord	259,098	LIBOR + 0.500%	12/31/2018	Barclay’s	14,016
69,953	Husqvarna B Ord Husqvarna Ab-b Shs	5,357,826	LIBOR + 0.450%	12/31/2018	Barclay’s	62,656
18,100	Itochu Corp.	38,130,459	LIBOR + 0.350%	12/31/2018	Barclay’s	14,149
23,600	Jardine C&c Jardine Cycle & Carriage Ltd	844,307	LIBOR + 0.400%	12/31/2018	Barclay’s	(27,382)
11,800	Kddi Corp.	32,829,571	LIBOR + 0.350%	12/31/2018	Barclay’s	16,440
20,830	KINNEVIK AB - B	6,362,859	LIBOR + 0.400%	12/31/2018	Barclay’s	27,572
16,501	Koninklijke Aho Koninklijke Ahold Delhaize N	326,847	LIBOR + 0.400%	12/31/2018	Barclay’s	3,509
89,942	Kpn Kon Ord Koninklijke Kpn Nv	221,527	LIBOR + 0.400%	12/31/2018	Barclay’s	12,100
7,464	Kt&g Corp.	708,825	LIBOR + 0.600 - 0.650%	12/31/2018	Barclay’s	(26,189)
6,172	Loblaw Companies Ltd.	313,336	LIBOR + 0.450%	12/31/2018	Barclay’s	663
5,712	Magna Internati Magna International, Inc.	344,651	LIBOR + 0.450%	12/31/2018	Barclay’s	(7,204)
426,200	Misc Bhd	792,240	LIBOR + 0.850%	12/31/2018	Barclay’s	(15,310)
66,900	Mitsubishi Chemical Holdings	68,440,854	LIBOR + 0.350%	12/31/2018	Barclay’s	9,533
21,300	Mitsui & Co. Ltd.	39,496,104	LIBOR + 0.350%	12/31/2018	Barclay’s	23,482
57,077	Mol Hungarian O Mol Hungarian Oil And Gas Pl	169,628,963	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay’s	6,464
1,098	Netease, Inc. -ADR	309,660	LIBOR + 0.450%	12/31/2018	Barclay’s	(27,783)
6,500	Nippon Telegraph & Telephone	33,251,803	LIBOR + 0.350%	12/31/2018	Barclay’s	5,047
32,900	Nissan Motor Co. Ltd.	36,969,171	LIBOR + 0.350%	12/31/2018	Barclay’s	8,074
3,910	Novartis N Ord Novartis Ag-reg	304,563	LIBOR + 0.350%	12/31/2018	Barclay’s	(5,029)

See accompanying notes to financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	April 30, 2018	Interest Rate Payable	Date	Counterparty	(Depreciation)
6,344	Novo Nordisk B Novo Nordisk A/s-b	$1,910,883	LIBOR + 0.400%	12/31/2018	Barclay’s	$(9,882)
13,100	Ntt Docomo, Inc.	36,597,263	LIBOR + 0.350%	12/31/2018	Barclay’s	4,660
11,371	Omv Ord Omv Ag	548,512	LIBOR + 0.400 - 0.450%	12/31/2018	Barclay’s	44,818
264,000	Pegatron Corp.	650,995	LIBOR + 0.750%	12/31/2018	Barclay’s	(31,646)
56,034	Petrobras - Petroleo Bras	405,035	LIBOR + 1.500%	12/31/2018	Barclay’s	(8,072)
476,000	Petrochina Co. Ltd.	2,640,372	LIBOR + 0.400%	12/31/2018	Barclay’s	14,550
371,856	Pgnig Ord Polskie Gornictwo Naftowe I	2,250,510	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay’s	12,900
19,329	Pknorlen Ord Polski Koncern Naftowy Orlen	1,731,855	LIBOR + 0.450 - 1.000%	12/31/2018	Barclay’s	39
269,700	Ptt Exploration & Prod-for	1,007,356	LIBOR + 0.850%	12/31/2018	Barclay’s	136,757
291,500	Ptt Global Chemical Pcl-for	903,417	LIBOR + 0.850%	12/31/2018	Barclay’s	850
552,000	Ptt Pcl/foreign	970,455	LIBOR + 0.850%	12/31/2018	Barclay’s	8,049
143,500	Public Bank Berhad	891,472	LIBOR + 0.850%	12/31/2018	Barclay’s	(21,948)
3,997	Royal Bank Of C Royal Bank Of Canada	308,831	LIBOR + 0.450%	12/31/2018	Barclay’s	(4,784)
12,408	Rwe Ord Rwe Ag	249,824	LIBOR + 0.400%	12/31/2018	Barclay’s	(4,209)
5,756	Samsung Life Insurance Co. Ltd.	619,686	LIBOR + 0.600 - 0.650%	12/31/2018	Barclay’s	10,128
7,478	Scor Ord Scor Se	256,130	LIBOR + 0.350%	12/31/2018	Barclay’s	(5,764)
94,400	Siam Cement Pub Co.	1,495,475	LIBOR + 0.850%	12/31/2018	Barclay’s	(97,113)
520,000	Sinopec Shanghai Petrochem-h	2,548,832	LIBOR + 0.400%	12/31/2018	Barclay’s	22,240
9,200	Subaru Corp.	33,095,970	LIBOR + 0.350%	12/31/2018	Barclay’s	6,603
51,269	Svenska Handels Svenska Handelsbanken-a Shs	5,048,869	LIBOR + 0.350 - 0.450%	12/31/2018	Barclay’s	(2,933)
18,141	Swedish Match O Swedish Match Ab	6,961,790	LIBOR + 0.400%	12/31/2018	Barclay’s	21,068
191,000	Taiwan Mobile Co. Ltd.	721,572	LIBOR + 0.750%	12/31/2018	Barclay’s	(15,564)
14,631	Telenor Ord Telenor Asa	2,641,867	LIBOR + 0.900%	12/31/2018	Barclay’s	(5,274)
231,000	Thai Oil Pcl-foreign	684,291	LIBOR + 0.850%	12/31/2018	Barclay’s	4,881
20,900	Toho Co. Ltd.	75,352,860	LIBOR + 0.350%	12/31/2018	Barclay’s	9,839
5,000	Toyota Motor Toyota Motor Corp.	34,276,338	LIBOR + 0.350%	12/31/2018	Barclay’s	14,616
326,000	Uni-president Enterprises Co.	791,575	LIBOR + 0.750%	12/31/2018	Barclay’s	(3,618)
10,716	United Internet United Internet Ag-reg Share	567,127	LIBOR + 0.500%	12/31/2018	Barclay’s	10,442
267,100	United Tractors Tbk Pt	693,018	LIBOR + 0.850%	12/31/2018	Barclay’s	(39,084)
10,745	Upm Kymmene Ord Upm-kymmene Oyj	309,289	LIBOR + 0.400%	12/31/2018	Barclay’s	11,223
3,597	Vestas Wind Sys Vestas Wind Systems A/s	1,510,032	LIBOR + 0.400%	12/31/2018	Barclay’s	(11,679)
548,000	Weichai Power Co. Ltd.	5,282,501	LIBOR + 0.400%	12/31/2018	Barclay’s	(34,195)
684,000	Yanzhou Coal Mining Co.	7,053,134	LIBOR + 0.400%	12/31/2018	Barclay’s	(31,588)
	Total	1,074,682,893				(449,049)

See accompanying notes to financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 19.6%
	AGRICULTURE - 0.7%
3,599	Altria Group, Inc.	$201,940
2,189	Philip Morris International, Inc.	179,498
		381,438
	AUTO MANUFACTURERS - 0.4%
5,771	General Motors Co.	212,027

	BIOTECHNOLOGY - 0.4%
2,856	Gilead Sciences, Inc.	206,289

	CHEMICALS - 0.8%
1,402	Air Products & Chemicals, Inc.	227,531
5,423	CF Industries Holdings, Inc.	210,412
		437,943
	COMMERCIAL SERVICES - 1.3%
8,937	H&R Block, Inc.	247,108
6,977	Nielsen Holdings PLC	219,427
11,454	Western Union Co.	226,216
		692,751
	COMPUTERS - 1.2%
9,619	HP, Inc.	206,712
1,452	International Business Machines Corp.	210,482
4,214	Seagate Technology PLC	243,948
		661,142
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
17,398	Navient Corp.	230,697

	ELECTRIC - 2.1%
20,680	AES Corp.	253,123
8,408	CenterPoint Energy, Inc.	212,975
7,913	PPL Corp.	230,268
5,762	SCANA Corp.	211,869
5,313	Southern Co.	245,036
		1,153,271
	ELECTRONICS - 0.4%
3,806	Garmin Ltd.	223,298

	FOOD - 0.7%
4,480	General Mills, Inc.	195,955
3,393	Kraft Heinz Co.	191,297
		387,252
	FOREST PRODUCTS & PAPER - 0.4%
3,787	International Paper Co.	195,258

	HAND/MACHINE TOOLS - 0.4%
1,428	Snap-on, Inc.	207,417

	HEALTHCARE-PRODUCTS - 0.3%
7,200	Patterson Cos, Inc.	167,616

	HOUSEWARES - 0.4%
2,042	Kimberly-Clark Corp.	211,429

	MISCELLANEOUS MANUFACTURING - 0.8%
2,795	Eaton Corp PLC	209,709
16,194	General Electric Co.	227,850
		437,559

See accompanying notes to financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	OIL & GAS - 1.4%
2,018	Chevron Corp.	$252,472
3,465	Helmerich & Payne, Inc.	240,991
3,432	Occidental Petroleum Corp.	265,156
		758,619
	PACKAGING & CONTAINERS - 0.8%
1,885	Packaging Corp of America	218,076
3,433	WestRock Co.	203,096
		421,172
	PHARMACEUTICALS - 1.3%
3,279	Cardinal Health, Inc.	210,413
4,212	Merck & Co., Inc.	247,960
6,215	Pfizer, Inc.	227,531
		685,904
	PIPELINES - 0.8%
3,956	ONEOK, Inc.	238,230
8,147	Williams Cos, Inc.	209,622
		447,852
	REITS - 1.8%
10,467	HCP, Inc.	244,509
2,639	Mid-America Apartment Communities, Inc.	241,363
4,687	Ventas, Inc.	241,005
4,359	Welltower, Inc.	232,945
		959,822
	RETAIL - 0.4%
7,715	Macy’s, Inc.	239,705

	SEMICONDUCTORS - 0.3%
3,464	QUALCOMM, Inc.	176,699

	TELECOMMUNICATIONS - 1.3%
6,224	AT&T, Inc.	203,525
12,844	CenturyLink, Inc.	238,642
4,745	Verizon Communications, Inc.	234,166
		676,333
	TOYS, GAMES & HOBBIES - 0.4%
14,412	Mattel, Inc.	213,298

	TRANSPORTATION - 0.5%
2,152	United Parcel Service, Inc.	244,252

	TOTAL COMMON STOCK (Cost - $11,109,651)	10,629,043

	EXCHANGE TRADED FUNDS - 79.7%
	EQUITY FUNDS - 20.3%
35,260	iShares Core S&P Small-Cap ETF	2,743,933
74,696	Schwab International Small-Cap Equity ETF	2,751,054
23,181	Vanguard FTSE All World ex-US Small-Cap ETF	2,772,679
18,348	Vanguard Small-Cap ETF	2,705,780
		10,973,446
	DEBT FUNDS - 59.4%
124,264	iShares iBoxx $ High Yield Corporate Bond ETF	10,649,425
282,644	iShares US Preferred Stock ETF	10,494,572
211,742	SPDR Bloomberg Barclays Convertible Securities	10,892,009
		32,036,006
	TOTAL EXCHANGE TRADED FUNDS (Cost - $43,693,832)	43,009,452

	TOTAL INVESTMENTS - 99.4% (Cost - $54,803,483) (a)	$53,638,495
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.6%	342,090
	TOTAL NET ASSETS - 100.0%	$53,980,585

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,803,483 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$277,385
Unrealized depreciation:	(1,442,373)
Net unrealized depreciation:	$(1,164,988)

See accompanying notes to financial statements.

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 99.5%
	AUTO MANUFACTURERS - 2.8%
29,686	Navistar International Corp. *	$1,033,370

	AUTO PARTS & EQUIPMENT- 2.9%
16,864	Adient PLC	1,033,595

	CHEMICALS - 2.8%
102,083	Platform Specialty Products Corp. *	1,027,976

	COMMERCIAL SERVICES - 8.6%
8,754	Automatic Data Processing, Inc.	1,033,672
47,401	Hertz Global Holdings, Inc. *	1,038,082
60,552	Travelport Worldwide Ltd.	1,037,861
		3,109,615
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
5,081	Alliance Data Systems Corp.	1,031,697
89,290	SLM Corp.	1,025,049
		2,056,746
	FOOD - 5.7%
17,137	Pinnacle Foods, Inc.	1,035,075
16,496	Sysco Corp.	1,031,660
		2,066,735
	HEALTHCARE-PRODUCTS - 2.8%
14,777	Baxter International, Inc.	1,027,001

	HEALTHCARE-SERVICES - 2.8%
22,433	MEDNAX, Inc. *	1,029,899

	HOUSEWARES - 2.9%
37,566	Newell Brands, Inc.	1,037,949

	INTERNET - 5.7%
36,108	Cars.com, Inc. *	1,028,356
23,088	Imperva, Inc. *	1,033,188
		2,061,544
	MACHINERY-CONSTRUCTION & MINING - 2.8%
28,142	Terex Corp.	1,027,746

	MACHINERY-DIVERSIFIED - 2.8%
53,908	Welbilt, Inc. *	1,032,877

	MISCELLANEOUS MANUFACTURING - 5.7%
15,449	Pentair PLC	1,039,409
32,184	Trinity Industries, Inc.	1,025,704
		2,065,113

See accompanying notes to financial statements.

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	OFFICE & BUSINESS EQUIPMENT - 2.8%
33,035	Xerox Corp.	$1,038,951

	PHARMACEUTICALS - 8.5%
164,549	Depomed, Inc. *	1,033,368
9,820	Herbalife Ltd. *	1,038,269
13,227	Perrigo Co PLC	1,033,558
		3,105,195
	PIPELINES - 2.9%
17,784	Cheniere Energy, Inc. *	1,034,317

	REITS - 2.8%
51,218	Forest City Realty Trust, Inc.	1,027,433

	RETAIL - 8.5%
2,457	Chipotle Mexican Grill, Inc.	1,040,122
11,439	Jack in the Box, Inc.	1,026,078
10,065	Tiffany & Co.	1,034,984
		3,101,184
	SAVINGS & LOANS - 2.8%
76,619	Investors Bancorp, Inc.	1,024,396

	SEMICONDUCTORS - 5.7%
51,549	Marvell Technology Group Ltd.	1,034,073
9,831	NXP Semiconductors NV *	1,031,272
		2,065,345
	SOFTWARE - 11.5%
14,539	Akamai Technologies, Inc. *	1,041,719
8,532	athenahealth, Inc. *	1,044,914
15,885	CDK Global, Inc.	1,036,337
14,873	CommVault Systems, Inc.	1,040,366
		4,163,336

	TOTAL COMMON STOCK (Cost - $37,590,271)	36,170,323

	TOTAL INVESTMENTS - 99.5% (Cost - $37,590,271) (a)	$36,170,323
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.5%	177,438
	TOTAL NET ASSETS - 100.0%	$36,347,761

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,590,271 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$922,577
Unrealized depreciation:	(2,342,525)
Net unrealized depreciation:	$(1,419,948)

See accompanying notes to financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood AlphaFactor®
	Volatility Fund	Municipal Income Fund	Core Equity Fund	Tactical Core Fund
Assets:
Investment Securities:
At Cost	$450,606,521	$60,587,861	$60,743,462	$81,659,334
At Value	444,782,426	60,582,909	58,926,711	79,229,593
Cash	16,481,530	11,317,094	636,386	1,589,123
Receivable for Fund Shares Sold	482,702	4,416	6,151	15,015
Dividends and Interest Receivable	1,201,594	67,725	18,049	23,580
Receivable from Related Parties	41,374	—	—	—
Prepaid Expenses and Other Assets	204,114	42,790	54,087	45,069
Total Assets	463,193,740	72,014,934	59,641,384	80,902,380

Liabilities:
Distribution (12b-1) Fees Payable	4,370	35	35	183
Investment Advisory Fees Payable	355,885	37,507	19,303	58,106
Payable for Fund Shares Redeemed	664,060	74,237	33,275	29,807
Payable to Related Parties	—	5,641	8,056	7,339
Accrued Expenses and Other Liabilities	—	926	3,741	1,802
Total Liabilities	1,024,315	118,346	64,410	97,237
Net Assets	$462,169,425	$71,896,588	$59,576,974	$80,805,143

Class I Net Assets	$60,377,900	$71,730,021	$59,403,421	$80,009,838
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,994,806	4,653,025	3,582,382	4,846,997
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.11	$15.42	$16.58	$16.51

Class N Net Assets	$18,430,038	$166,567	$173,553	$795,305
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,221,388	10,600	10,481	48,216
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.09	$15.71	$16.56	$16.49

Class Y Net Assets	$383,361,487
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	25,240,853
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.19

Net Assets Consist Of:
At April 30, 2018 Net Assets consisted of:
Paid-in-Capital	$477,407,579	$71,912,907	$56,002,930	$77,862,661
Accumulated Net Investment Income (Loss)	(1,050,307)	(20,341)	213,005	15,629
Accumulated Net Realized Gain (Loss) from Security Transactions	(8,961,259)	8,974	5,177,790	5,356,594
Net Unrealized Loss from Security Transactions and Swaps	(5,226,588)	(4,952)	(1,816,751)	(2,429,741)
Net Assets	$462,169,425	$71,896,588	$59,576,974	$80,805,143

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

	Redwood AlphaFactor®	Redwood Systematic	Redwood Activist
	Tactical International Fund	Macro Trend “SMarT” Fund	LeadersTM Fund
Assets:
Investment Securities:
At Cost	$53,378,840	$54,803,483	$37,590,271
At Value	53,028,553	53,638,495	36,170,323
Cash	20,266,651	480,704	618,460
Receivable for securities sold	—	—	4,031,951
Deposit at broker	40,945	—	—
Receivable for Fund Shares Sold	10,746	5,152	5,496
Dividends and Interest Receivable	255,991	16,064	5,819
Receivable from Related Parties	3,271	—	—
Prepaid Expenses and Other Assets	6,847	2,230	—
Total Assets	73,613,004	54,142,645	40,832,049

Liabilities:
Payable for Investments Purchased	—	—	4,384,630
Distribution (12b-1) Fees Payable	32	26	14
Unrealized Depreciation on Swap Contracts	424,004	—	—
Investment Advisory Fees Payable	55,030	42,324	10,918
Payable for Fund Shares Redeemed	25,049	117,081	83,056
Payable to Related Parties	—	2,441	227
Accrued Expenses and Other Liabilities	1,827	188	5,443
Total Liabilities	505,942	162,060	4,484,288
Net Assets	$73,107,062	$53,980,585	$36,347,761

Class I Net Assets	$72,951,092	$53,842,472	$36,281,193
Shares of Beneficial Interest Outstanding(no par value; unlimited shares authorized)	4,925,693	3,608,052	2,303,885
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.81	$14.92	$15.75

Class N Net Assets	$155,970	$138,113	$66,568
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,534	9,260	4,230
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.81	$14.92	$15.74

Net Assets Consist Of:
At April 30, 2018, Net Assets consisted of:
Paid-in-Capital	$76,417,601	$55,116,003	$37,220,446
Accumulated Net Investment Income (Loss)	13,077	(4,148)	(4,482)
Accumulated Net Realized Gain (Loss) from Security Transactions	(2,579,107)	33,718	551,745
Net Unrealized Loss from Security Transactions and Swaps	(744,509)	(1,164,988)	(1,419,948)
Net Assets	$73,107,062	$53,980,585	$36,347,761

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2018

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood AlphaFactor®
	Volatility Fund	Municipal Income Fund	Core Equity Fund	Tactical Core Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $2,052, $2,284)	$4,704,967	$787,328	$723,077	$894,949
Interest Income	453,033	150,809	2,628	3,487
Misc. Fees Income	—	—	—	—
Total Investment Income	5,158,000	938,137	725,705	898,436

Expenses:
Investment Advisory Fees	2,886,012	223,800	151,995	342,081
Distribution (12b-1) Fees	28,833	94	82	628
Shareholder Service Fee	130,181	8,796	8,279	9,727
Line of Credit	—	81,335	—	—
Administrative Fees	76,669	22,409	21,713	31,854
Transfer Agent Fees	79,993	5,326	4,910	5,210
Fund Accounting Fees	26,639	16,419	16,179	17,966
Legal fees	12,665	9,503	9,363	9,363
Custody Fees	21,009	3,335	3,106	3,375
Registration Fees	28,553	13,369	13,369	13,229
Chief Compliance Officer Fees	8,275	2,396	2,177	2,279
Audit Fees	8,235	10,814	10,738	10,738
Printing Expense	17,973	4,512	4,512	4,539
Trustees’ Fees	6,053	3,956	3,956	3,886
Insurance Expense	9,616	1,177	1,163	1,285
Miscellaneous Expenses	7,361	1,851	1,987	2,107
Total Expenses	3,348,067	409,092	253,529	458,267
Fees Recaptured (Reimbursed) by the Advisor	24,957	(7,258)	(10,175)	(910)
Net Expenses	3,373,024	401,834	243,354	457,357

Net Investment Income (Loss)	1,784,976	536,303	482,351	441,079

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	(688,366)	170,357	5,180,079	5,357,309
Swap Contracts	2,673,276	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,480,648)	(522,414)	(3,704,528)	(4,513,697)
Swap Contracts	385,770	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(6,109,968)	(352,057)	1,475,551	843,612

Net Increase in Net Assets Resulting From Operations	$(4,324,992)	$184,246	$1,957,902	$1,284,691

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2018

	Redwood AlphaFactor®	Redwood Systematic	Redwood Activist
	Tactical International Fund*	Macro Trend “SMarT” Fund*	LeadersTM Fund *
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $23,634, $0, $0)	$326,279	$656,388	$103,135
Interest Income	53,945	3,709	3,026
Misc. Fees Income	—	379	511
Total Investment Income	380,224	660,476	106,672

Expenses:
Investment Advisory Fees	213,779	177,718	69,885
Distribution (12b-1) Fees	74	64	31
Shareholder Service Fee	5,929	4,566	3,085
Administrative Fees	3,968	3,056	2,102
Transfer Agent Fees	2,513	2,379	2,243
Fund Accounting Fees	10,271	10,156	10,044
Legal fees	9,401	9,448	9,448
Custody Fees	3,289	3,051	2,895
Registration Fees	10,548	10,690	10,542
Chief Compliance Officer Fees	3,569	3,569	2,719
Audit Fees	9,151	9,156	9,145
Printing Expense	4,818	4,516	4,502
Trustees’ Fees	4,884	4,883	4,884
Insurance Expense	533	530	533
Miscellaneous Expenses	978	978	978
Total Expenses	283,705	244,760	133,036
Fees Recaptured (Reimbursed) by the Advisor	(20)	(11,728)	(27,270)
Net Expenses	283,685	233,032	105,766

Net Investment Income (Loss)	96,539	427,444	906

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	(998,605)	33,718	551,745
Total Return Swap Contracts	(1,580,502)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Exchange Transactions	(352,565)	(1,164,988)	(1,419,948)
Total Return Swap Contracts	(391,944)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(3,323,616)	(1,131,270)	(868,203)

Net Increase in Net Assets Resulting From Operations	$(3,227,077)	$(703,826)	$(867,297)

*	Funds commenced operations on November 2, 2017

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Year Ended
	April 30, 2018	October 31, 2017
	(Unaudited)
Operations:
Net Investment Income	$1,784,976	$9,689,696
Net Realized Gain on Investments and Swaps	1,984,910	22,695,489
Distibutions from underlying investment companies	—	2,631
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(8,094,878)	(9,730,124)
Net Increase in Net Assets Resulting From Operations	(4,324,992)	22,657,692

Distributions to Shareholders From:
Net Investment Income:
Class I	(3,195,153)	(2,219,427)
Class N	(1,087,519)	(998,314)
Class Y	(16,632,412)	(10,142,992)
Total Distributions to Shareholders	(20,915,084)	(13,360,733)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	16,217,639	53,683,615
Distributions Reinvested	2,706,073	1,922,673
Redemption Fee Proceeds	2,681	4,549
Cost of Shares Redeemed	(30,260,589)	(25,875,524)
Total From Capital Transactions: Class I	(11,334,196)	29,735,313

Class N Shares:
Proceeds from Shares Issued	4,437,219	13,559,437
Distributions Reinvested	1,057,767	889,047
Redemption Fee Proceeds	909	2,127
Cost of Shares Redeemed	(10,212,686)	(14,891,652)
Total From Capital Transactions: Class N	(4,716,791)	(441,041)

Class Y Shares:
Proceeds from Shares Issued	88,379,012	212,836,145
Distributions Reinvested	14,981,197	8,632,584
Redemption Fee Proceeds	15,242	21,222
Cost of Shares Redeemed	(50,158,018)	(86,670,307)
Total From Capital Transactions: Class Y	53,217,433	134,819,644

Total Increase in Net Assets	11,926,370	173,410,875

Nets Assets:
Beginning of Period	450,243,055	276,832,180
End of Period	$462,169,425	$450,243,055

Accumulated Net Investment Income at End of Period	$(1,050,307)	$18,079,801

SHARE ACTIVITY
Class I:
Shares Sold	1,047,357	3,431,327
Shares Reinvested	176,855	126,126
Shares Redeemed	(1,966,712)	(1,653,918)
Net increase / (decrease) in shares of beneficial interest outstanding	(742,501)	1,903,535
Class N:
Shares Sold	286,046	872,031
Shares Reinvested	69,227	58,513
Shares Redeemed	(669,331)	(945,510)
Net increase / (decrease) in shares of beneficial interest outstanding	(314,058)	(14,966)
Class Y:
Shares Sold	5,663,079	13,574,254
Shares Reinvested	974,649	562,824
Shares Redeemed	(3,243,295)	(5,516,930)
Net increase / (decrease) in shares of beneficial interest outstanding	3,394,432	8,620,148

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Period Ended
	April 30, 2018	October 31, 2017*
	(Unaudited)
Operations:
Net Investment Income	$536,303	$756,083
Net Realized Loss on Investments	170,357	(161,383)
Net Change in Unrealized Appreciation on Investments	(522,414)	517,462
Net Increase in Net Assets Resulting From Operations	184,246	1,112,162

Distributions to Shareholders From:
Net Investment Income:
Class I	(608,816)	(724,026)
Class N	(288)	—
Total Distributions to Shareholders	(609,104)	(724,026)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	32,824,439	54,314,387
Distributions Reinvested	608,816	723,960
Cost of Shares Redeemed	(7,903,957)	(8,801,803)
Total From Capital Transactions: Class I	25,529,298	46,236,544

Class N Shares:
Proceeds from Shares Issued	191,772	15
Distributions Reinvested	288	—
Cost of Shares Redeemed	(24,607)	—
Total From Capital Transactions: Class N	167,453	15

Total Increase in Net Assets	25,271,893	46,624,695

Nets Assets:
Beginning of Period	46,624,695	—
End of Period	$71,896,588	$46,624,695

Accumulated Net Investment Income at End of Period	$(20,341)	$52,460

SHARE ACTIVITY
Class I:
Shares Sold	2,107,788	3,543,545
Shares Reinvested	39,332	46,748
Shares Redeemed	(510,326)	(574,061)
Net increase in shares of beneficial interest outstanding	1,636,793	3,016,232
Class N:
Shares Sold	12,143	1
Shares Reinvested	18	—
Shares Redeemed	(1,562)	—
Net increase in shares of beneficial interest outstanding	10,599	1

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Core Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Period Ended
	April 30, 2018	October 31, 2017*
	(Unaudited)
Operations:
Net Investment Income	$482,351	$245,624
Net Realized Gain on Investments	5,180,079	437,003
Net Change in Unrealized Appreciation on Investments	(3,704,528)	1,887,777
Net Increase in Net Assets Resulting From Operations	1,957,902	2,570,404

Distributions to Shareholders From:
From net realized gains:
Class I	(439,091)	—
Class N	(200)	—
Net Investment Income
Class I	(535,635)	—
Class N	(240)	—
Total Distributions to Shareholders	(975,166)	—

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	23,754,028	57,027,797
Distributions Reinvested	974,037	—
Cost of Shares Redeemed	(22,150,377)	(3,755,724)
Total From Capital Transactions: Class I	2,577,688	53,272,073

Class N Shares:
Proceeds from Shares Issued	195,025	15
Distributions Reinvested	440	—
Cost of Shares Redeemed	(21,407)	—
Total From Capital Transactions: Class N	174,058	15

Total Increase in Net Assets	3,734,482	55,842,492

Nets Assets:
Beginning of Period	55,842,492	—
End of Period	$59,576,974	$55,842,492

Accumulated Net Investment Income at End of Period	$213,005	$266,529

SHARE ACTIVITY
Class I:
Shares Sold	1,391,563	3,651,945
Shares Reinvested	57,061	—
Shares Redeemed	(1,283,808)	(234,378)
Net increase in shares of beneficial interest outstanding	164,816	3,417,567
Class N:
Shares Sold	11,716	1
Shares Reinvested	26	—
Shares Redeemed	(1,262)	—
Net increase in shares of beneficial interest outstanding	10,480	1

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Period Ended
	April 30, 2018	October 31, 2017*
	(Unaudited)
Operations:
Net Investment Income	$441,079	$167,490
Net Realized Gain on Investments	5,357,309	470,358
Net Change in Unrealized Appreciation on Investments	(4,513,697)	2,083,956
Net Increase in Net Assets Resulting From Operations	1,284,691	2,721,804

Distributions to Shareholders From:
From net realized gains:
Class I	(468,913)	—
Class N	(2,160)	—
Net Investment IncomeL
Class I	(611,204)	—
Class N	(2,645)	—
Total Distributions to Shareholders	(1,084,922)	—

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	31,303,208	63,553,094
Distributions Reinvested	1,076,875	—
Cost of Shares Redeemed	(14,371,905)	(4,478,930)
Total From Capital Transactions: Class I	18,008,178	59,074,164

Class N Shares:
Proceeds from Shares Issued	600,313	276,315
Distributions Reinvested	4,805	—
Cost of Shares Redeemed	(80,205)	—
Total From Capital Transactions: Class N	524,913	276,315

Total Increase in Net Assets	18,732,860	62,072,283

Nets Assets:
Beginning of Period	62,072,283	—
End of Period	$80,805,143	$62,072,283

Accumulated Net Investment Income at End of Period	$15,629	$188,399

SHARE ACTIVITY
Class I:
Shares Sold	1,842,694	4,066,484
Shares Reinvested	63,160	—
Shares Redeemed	(845,790)	(279,552)
Net increase in shares of beneficial interest outstanding	1,060,064	3,786,932
Class N:
Shares Sold	35,587	17,030
Shares Reinvested	282	—
Shares Redeemed	(4,682)	—
Net increase in shares of beneficial interest outstanding	31,186	17,030

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 2, 2017
Through April 30, 2018*
(Unaudited)
Operations:
Net Investment Income	$96,539
Net Realized Gain on Investments	(2,579,107)
Net Change in Unrealized Appreciation on Investments	(744,509)
Net Increase in Net Assets Resulting From Operations	(3,227,077)

Distributions to Shareholders From:
Net Investment IncomeL
Class I	(83,328)
Class N	(134)
Total Distributions to Shareholders	(83,462)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	79,250,244
Distributions Reinvested	83,327
Cost of Shares Redeemed	(3,073,497)
Total From Capital Transactions: Class I	76,260,074

Class N Shares:
Proceeds from Shares Issued	175,889
Distributions Reinvested	134
Cost of Shares Redeemed	(18,496)
Total From Capital Transactions: Class N	157,527

Total Increase in Net Assets	73,107,062

Nets Assets:
Beginning of Period	—
End of Period	$73,107,062

Accumulated Net Investment Income at End of Period	$(4,482)

SHARE ACTIVITY
Class I:
Shares Sold	5,123,468
Shares Reinvested	5,609
Shares Redeemed	(203,384)
Net increase in shares of beneficial interest outstanding	4,925,693
Class N:
Shares Sold	11,752
Shares Reinvested	9
Shares Redeemed	(1,226)
Net increase in shares of beneficial interest outstanding	10,534

*	Fund commenced operations on November 2, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 2, 2017
Through April 30, 2018*
(Unaudited)
Operations:
Net Investment Income	$427,444
Net Realized Gain on Investments	33,718
Net Change in Unrealized Appreciation on Investments	(1,164,988)
Net Increase in Net Assets Resulting From Operations	(703,826)

Distributions to Shareholders From:
Net Investment IncomeL
Class I	(431,030)
Class N	(562)
Total Distributions to Shareholders	(431,592)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	56,894,663
Distributions Reinvested	431,030
Cost of Shares Redeemed	(2,349,256)
Total From Capital Transactions: Class I	54,976,437

Class N Shares:
Proceeds from Shares Issued	153,671
Distributions Reinvested	562
Cost of Shares Redeemed	(14,667)
Total From Capital Transactions: Class N	139,566

Total Increase in Net Assets	53,980,585

Nets Assets:
Beginning of Period	—
End of Period	$53,980,585

Accumulated Net Investment Income at End of Period	$(4,148)

SHARE ACTIVITY
Class I:
Shares Sold	3,735,612
Shares Reinvested	28,766
Shares Redeemed	(156,325)
Net increase in shares of beneficial interest outstanding	3,608,052
Class N:
Shares Sold	10,195
Shares Reinvested	38
Shares Redeemed	(972)
Net increase in shares of beneficial interest outstanding	9,260

*	Fund commenced operations on November 2, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Activist LeadersTM Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 2, 2017
Through April 30, 2018*
(Unaudited)
Operations:
Net Investment Income	$906
Net Realized Gain on Investments	551,745
Net Change in Unrealized Appreciation on Investments	(1,419,948)
Net Increase in Net Assets Resulting From Operations	(867,297)

Distributions to Shareholders From:
Net Investment IncomeL
Class I	(5,385)
Class N	(2)
Total Distributions to Shareholders	(5,387)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	38,649,049
Distributions Reinvested	5,385
Cost of Shares Redeemed	(1,500,366)
Total From Capital Transactions: Class I	37,154,068

Class N Shares:
Proceeds from Shares Issued	73,450
Distributions Reinvested	2
Cost of Shares Redeemed	(7,075)
Total From Capital Transactions: Class N	66,377

Total Increase in Net Assets	36,347,761

Nets Assets:
Beginning of Period	—
End of Period	$36,347,761

Accumulated Net Investment Income at End of Period	$(4,482)

SHARE ACTIVITY
Class I:
Shares Sold	2,398,221
Shares Reinvested	334
Shares Redeemed	(94,671)
Net increase in shares of beneficial interest outstanding	2,303,885
Class N:
Shares Sold	4,674
Shares Reinvested	—
Shares Redeemed	(444)
Net increase in shares of beneficial interest outstanding	4,230

*	Fund commenced operations on November 2, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended April 30, 2018

Cash flows from operating activities:
Net Increase in net assets resulting from operations	$184,246
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(22,433,533)
Sales of investments	46,759,277
Return of capital distributions from investments
Net purchases of short term securities	(60,344,242)
Net realized loss from investments, net of capital gain distributions	(170,357)
Net change in unrealized appreciation on investments	522,414

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends and Interest Receivable	(67,049)
Prepaid Expenses and Other Assets	(19,407)
Increase/(Decrease) in liabilities:
Investment Advisory Fees Payable	13,479
Payable to Related Parties	2,203
Accrued Interest Payable	(26,285)
Distribution (12b-1) Fees Payable	35
Other Accrued Expenses	(19,717)
Net cash used in operating activities	(35,598,936)

Cash flows from financing activities:
Proceeds from shares issued (Net, receivable fund shares sold)	54,309,986
Payments on shares redeemed (Net, payable fund shares redeemed)	(8,727,566)
Cash distributions paid, net reinvestment	(66)
Borrowing, Line of Credit	—
Net cash provided by financing activities	45,582,354

Net increase in cash	9,983,418
Cash at beginning of period	1,333,676
Cash at end of period	$11,317,094

Supplemental disclosure of non-cash activity:
Non cash financing activities not included herein consists of reinvestment of dividends	$723,960

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2018		October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.95		$15.66	$14.60	$15.28	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.21		0.43	0.40	0.13	0.22
Net Gain (Loss) from Investments (Both Realized and Unrealized)	(0.34)		0.51	1.00	(0.65)	0.35
Total From Operations	(0.13)		0.94	1.40	(0.52)	0.57
Less Distributions:
From Net Investment Income	(0.71)		(0.65)	(0.34)	(0.16)	(0.29)
Total Distributions	(0.71)		(0.65)	(0.34)	(0.16)	(0.29)
Paid-in-Capital from Redemption Fees (f)	0.00		0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$15.11		$15.95	$15.66	$14.60	$15.28
Total Return (b)	(0.74	)% (d)	6.24%	9.72%	(3.39)%	3.83	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$60,378		$75,575	$44,383	$48,132	$31,129
Ratio of Expenses to Average Net Assets (e)	1.43	% (c)	1.43%	1.52%	1.73%	1.79	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.80	% (c)	2.72%	2.71%	0.88%	2.58	% (c)
Portfolio Turnover Rate	151	% (d)	110%	111%	519%	358	% (d)

	Class N
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2018		October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.94		$15.65	$14.58	$15.28	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.19		0.38	0.36	0.10	0.23
Net Gain (Loss) from Investments (Both Realized and Unrealized)	(0.33)		0.52	1.01	(0.66)	0.33
Total From Operations	(0.14)		0.90	1.37	(0.56)	0.56
Less Distributions:
From Net Investment Income	(0.71)		(0.61)	(0.30)	(0.14)	(0.28)
Total Distributions	(0.71)		(0.61)	(0.30)	(0.14)	(0.28)
Paid-in-Capital from Redemption Fees (f)	0.00		0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$15.09		$15.94	$15.65	$14.58	$15.28
Total Return (b)	(0.87	)% (d)	5.99%	9.51%	(3.69)%	3.71	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000s)	$18,430		$24,473	$24,263	$20,107	$14,863
Ratio of Expenses to Average Net Assets (e)	1.68	% (c)	1.68%	1.77%	1.99%	2.04	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.53	% (c)	2.42%	2.46%	0.68%	2.33	% (c)
Portfolio Turnover Rate	151	% (d)	110%	111%	519%	358	% (d)

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less than 0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	April 30, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.03		$15.74	$14.66		$15.32		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.22		0.43	0.40		0.17		0.39
Net Gain (Loss) from Investments (Both Realized and Unrealized)	(0.35)		0.51	1.02		(0.66)		0.22
Total From Operations	(0.13)		0.94	1.42		(0.49)		0.61
Less Distributions:
From Net Investment Income	(0.71)		(0.65)	(0.34)		(0.17)		(0.29)
Total Distributions	(0.71)		(0.65)	(0.34)		(0.17)		(0.29)
Paid-in-Capital from Redemption Fees (h)	0.00		0.00	0.00		0.00		0.00
Net Asset Value, End of Period	$15.19		$16.03	$15.74		$14.66		$15.32
Total Return (b)	(0.74	)% (d)	6.20%	9.82%		(3.25)%		4.10	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$383,361		$350,196	$208,186		$207,455		$219,812
Ratio of gross expenses to average net assets (e)	1.47	% (c)(f)	1.43%	1.52	% (f)	1.72	% (f)	1.79	% (c)(f)
Ratio of net expenses to average net assets (e)	1.45	% (c)(g)	1.50%	1.50%		1.50%		1.50	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(i)	2.81	% (c)	2.72%	2.69%		1.15%		2.87	% (c)
Portfolio Turnover Rate	151	% (d)	110%	111%		519%		358	% (d)

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses tot returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(h)	Amount is less than 0.005 per share.

(i)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class I
	For the Period Ended	For the Period Ended
	April 30, 2018	October 31, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.46	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.13	0.37
Net Gain from Investments (Both Realized and Unrealized)	(0.02)	0.37
Total From Operations	0.11	0.74
Less Distributions:
From Net Investment Income	(0.15)	(0.28)
Total Distributions	(0.15)	(0.28)
Net Asset Value, End of Period	$15.42	$15.46
Total Return (b,d)	0.79%	4.93	% (h)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$71,730	$46,625
Ratio of Gross Expenses to Average Net Assets including interest expense (c,e)	1.28%	1.44%
Ratio of Net Expenses to Average Net Assets including interest expense (c,e)	1.25%	1.23%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c,e)	1.02%	1.22%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c,e)	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (c,e,f)	1.71%	3.77%
Portfolio Turnover Rate (d)	58%	24%

	Class N	Class N
	For the Period Ended	For the Period Ended
	April 30, 2018	October 31, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.72	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.02	—
Net Gain from Investments (Both Realized and Unrealized)	0.07	0.72
Total From Operations	0.09	0.72
Less Distributions:
From Net Investment Income	(0.10)	—
Total Distributions	(0.10)	—
Net Asset Value, End of Period	$15.71	$15.72
Total Return (b,d)	0.55%	4.80	% (h)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$167	$16	(g)
Ratio of Gross Expenses to Average Net Assets including interest expense (c,e)	1.35%	1.69%
Ratio of Net Expenses to Average Net Assets including interest expense (c,e)	1.33%	1.48%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c,e)	1.27%	1.47%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c,e)	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c,e,f)	0.25%	0.00%
Portfolio Turnover Rate (d)	58%	24%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Core Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class I
	For the Period Ended	For the Period Ended
	April 30, 2018	October 31, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.34	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.13	0.11
Net Gain from Investments (Both Realized and Unrealized)	0.35	1.23
Total From Operations	0.48	1.34
Less Distributions:
From Net Investment Income	(0.13)	—
From Net Realized Gains	(0.11)	—
Total Distributions	(0.24)	—
Net Asset Value, End of Period	$16.58	$16.34
Total Return (b,d)	2.90%	8.93%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$59,403	$55,842
Ratio of Expenses to Average Net Assets (c,e)	0.83%	1.00%
Ratio of Net Expenses to Average Net Assets (c,e)	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets (c,e,f)	1.59%	1.12%
Portfolio Turnover Rate (d)	126%	8%

	Class N	Class N
	For the Period Ended	For the Period Ended
	April 30, 2018	October 31, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.34	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.06	—
Net Gain from Investments (Both Realized and Unrealized)	0.40	1.34
Total From Operations	0.46	1.34
Less Distributions:
From Net Investment Income	(0.13)	—
From Net Realized Gains	(0.11)	—
Total Distributions	(0.24)	—
Net Asset Value, End of Period	$16.56	$16.34
Total Return (b,d)	2.76%	8.93%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$174	$16 (g)
Ratio of Expenses to Average Net Assets (c,e)	1.11%	1.25%
Ratio of Net Expenses to Average Net Assets (c,e)	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets (c,e,f)	0.69%	0.00%
Portfolio Turnover Rate (d)	126%	8%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class I
	For the Period Ended	For the Period Ended
	April 30, 2018	October 31, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.32	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.10	0.07
Net Gain from Investments (Both Realized and Unrealized)	0.32	1.25
Total From Operations	0.42	1.32
Less Distributions:
From Net Investment Income	(0.13)	—
From Net Realized Gains	(0.10)	—
Total Distributions	(0.23)	—
Net Asset Value, End of Period	$16.51	$16.32
Total Return (b,d)	2.55%	8.80%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$80,010	$61,794
Ratio of Expenses to Average Net Assets (c,e)	1.20%	1.37%
Ratio of Net Expenses to Average Net Assets (c,e)	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	1.16%	0.71%
Portfolio Turnover Rate (d)	102%	8%

	Class N	Class N
	For the Period Ended	For the Period Ended
	April 30, 2018	October 31, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.32	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.07	(0.14)
Net Gain from Investments (Both Realized and Unrealized)	0.32	1.46
Total From Operations	0.39	1.32
Less Distributions:
From Net Investment Income	(0.12)	—
From Net Realized Gains	(0.10)	—
Total Distributions	(0.22)	—
Net Asset Value, End of Period	$16.49	$16.32
Total Return (b,d)	2.38%	8.80%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$795	$278 (g)
Ratio of Expenses to Average Net Assets (c,e)	1.46%	1.62%
Ratio of Net Expenses to Average Net Assets (c,e)	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.82%	(1.33)%
Portfolio Turnover Rate (d)	102%	8%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	November 2, 2017	November 2, 2017
	Through April 30, 2018*	Through April 30, 2018*
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$15.00	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.05	0.08
Net Gain from Investments (Both Realized and Unrealized)	(0.22)	(0.26)
Total From Operations	(0.17)	(0.18)
Less Distributions:
From Net Investment Income	(0.02)	(0.01)
Total Distributions	(0.02)	(0.01)
Net Asset Value, End of Period	$14.81	$14.81
Total Return (b,d)	(1.14)%	(1.18)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$72,951	$156
Ratio of Expenses to Average Net Assets (c,e)	1.18%	1.52%
Ratio of Net Expenses to Average Net Assets (c,e)	1.18%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.73%	1.07%
Portfolio Turnover Rate (d)	285%	285%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	November 2, 2017	November 2, 2017
	Through April 30, 2018*	Through April 30, 2018*
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$15.00	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.18	0.11
Net Gain from Investments (Both Realized and Unrealized)	(0.26)	(0.19)
Total From Operations	(0.08)	(0.08)
Net Asset Value, End of Period	$14.92	$14.92
Total Return (b,d)	0.58%	0.45%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$53,842	$138
Ratio of Expenses to Average Net Assets (c,e)	1.37%	1.61%
Ratio of Net Expenses to Average Net Assets (c,e)	1.30%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	2.39%	1.43%
Portfolio Turnover Rate (d)	11%	11%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Activist LeadersTM Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	November 2, 2017	November 2, 2017
	Through April 30, 2018*	Through April 30, 2018*
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$15.00	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	—	(0.01)
Net Gain from Investments (Both Realized and Unrealized)	0.75	0.75
Total From Operations	0.75	0.74
Net Asset Value, End of Period	$15.75	$15.74
Total Return (b,d)	5.04%	4.95%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$36,281	$67 (g)
Ratio of Expenses to Average Net Assets (c,e)	1.13%	1.33%
Ratio of Net Expenses to Average Net Assets (c,e)	0.90%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.01%	(0.18)%
Portfolio Turnover Rate (d)	48%	48%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Core Equity Fund (the “Core Equity Fund”), Redwood AlphaFactor® Tactical Core Fund (the “Tactical Core Fund”), Redwood Activist Leaders Fund (the “Activist Leader Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend Fund (the “SMarT Fund” and collectively (the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund, Core Equity Fund, and Tactical Core Fund commenced operations on March 9, 2017. The Activist Leaders Fund, Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Core Equity Fund seeks to generate long-term total return. The Tactical Core Fund seeks to generate long-term total return with capital preservation as a secondary objective. The Activist Leader Fund seeks to generate long-term capital growth. The Tactical International Fund seeks to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Core Equity Fund, Tactical Core Fund, Activist Leader Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at NAV and the shares of the Managed Volatility Fund are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Funds and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,225,200	$—	$—	$20,225,200
Mutual Funds	324,484,257	—	—	324,484,257
Short Term Investments	100,072,969	—	—	100,072,969
Derivatives
Swaps *	—	—	—	—
Total Assets	$444,782,426	$—	$—	$444,782,426

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short Term Investments	$60,582,909	—	—	$60,582,909
Total Assets	$60,582,909	$—	$—	$60,582,909

Redwood AlphaFactor® Core Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$58,926,711	—	—	$58,926,711
Total Assets	$58,926,711	$—	$—	$58,926,711

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$79,229,594	—	—	$79,229,594
Total Assets	$79,229,594	$—	$—	$79,229,594

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,028,553	—	—	$18,028,553
Short Term Investments	35,000,000	—	—	35,000,000
Derivatives
Swaps	—	(449,049)	—	(449,049)
Total Assets	$53,028,553	$(449,049)	$—	$52,579,504

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Redwood Activist Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$36,170,323	—	—	$36,170,323
Total Assets	$36,170,323	$—	$—	$36,170,323

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,009,452	$—	$—	$43,009,452
Common Stock	$10,629,043	—	—	$10,629,043
Total Assets	$53,638,495	$—	$—	$53,638,495

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Levels during the year. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Appreciation of swap contracts is reported in the above table.

Swap Agreements – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund and Tactical International Fund may enter into various swap transactions for investment purposes or to manage interest rate, currency, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, securities, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Swap agreements are subject to the risk that the counterparty to the swap will default on its obligations to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that the swap may be terminated by a fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and the Fund may not be able to see to achieve its investment objective.

The Managed Volatility Fund and the Tactical International Fund maintain a control account with the value of the collateral to be not less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of April 30, 2018 the notional value of the swap was $95,324,924 for the Managed Volatility Fund and $1,074,682,893 for the Tactical International Fund. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average notional value of the basket swaps that the Managed Volatility Fund invested in during the period ended April 30, 2018 was $122,213,670, and for the Tactical International Fund was $203,524,327.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2018:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2018:

Managed Volatility Fund		Tactical International Fund

Assets Derivatives Investment Value		Liability Derivatives Investment Value
Derivative Investment Type	Equity Risk	Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$—	Total Return Swap Contracts	$(424,004)

The following is a summary of the location of derivative investments on the Statements of Operations for the period ended April 30, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Total Return Swap Contracts	Net realized gain (loss) on Total Return Swap Contracts
Net change in unrealized appreciation (depreciation) on Total Return Swap Contracts

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended April 30, 2018:

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	April 30, 2018
Total Return Swap Contracts	$2,673,276	$2,673,276

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	April 30, 2018
Total Return Swap Contracts	$385,770	$385,770

Tactical International Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	April 30, 2018
Total Return Swap Contracts	$(1,580,502)	$(1,580,502)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	April 30, 2018
Total Return Swap Contracts	$(391,944)	$(391,944)

The notional value of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2018.

Managed Volatility Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities)(1)	Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Total Return Swap Contracts	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

Tactical International Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities) (1)	Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Total Return Swap Contracts	$(424,004)	$—	$—	$—	$—	$(424,004)
Total	$(424,004)	$—	$—	$—	$—	$(424,004)

(1)	Swap contracts at value as presented in the Portfolio of Investments.

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Please refer to each fund’s Prospectus and Statement of Additional Information for a full listing of risks associated with the funds’ investments.

Equity Risk – The Core Equity Fund, Tactical Core Fund, Activist Leader Fund, Tactical International Fund, and SMarT Fund are subject to equity risk. The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Investment Companies and Exchange Traded Funds (“ETFs”) Risk – The Funds may invest in other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall securities market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for Managed Volatility Fund, Municipal Income Fund, Activist Leaders Fund, Tactical International Fund and SMarT Fund. Core Equity Fund and Tactical Core Fund make distributions annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2015 to October 31, 2017 for the Managed Volatility Fund, and the open tax years ended October 31, 2017 for the Municipal Income Fund, Core Equity Fund and Tactical Core Fund. or expected to be taken in the Funds’ October 31, 2018 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2018: amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$529,072,135	$494,158,858
Municipal Income Fund	22,325,912	78,435,108
Core Equity Fund	76,609,849	75,318,759
Tactical Core Fund	92,021,345	76,047,126
Tactical International Fund	110,618,618	91,256,611
Activist Leaders Fund	49,630,571	12,592,045
SMarT Fund	58,925,979	4,156,215

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Core Equity Fund	0.50%
Tactical Core Fund	0.90%
Tactical International Fund	0.90%
Activist Leaders Fund	0.60%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2019 for Managed Volatility Fund, Municipal Income Fund, Core Equity Fund, Tactical Core Fund and until at least November 1, 2018 for Activist Leader Fund, Tactical International Fund and SMarT Fund to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the applicable Fund and its shareholders. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Core Equity Fund	0.80%	1.05%
Tactical Core Fund	1.20%	1.45%
Tactical International Fund	1.20%	1.45%
Activist Leaders Fund	0.90%	1.15%
SMarT Fund	1.30%	1.55%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

For the period ended April 30, 2018, the Advisor recaptured $24,957 of previously waived fees for Class Y of the Managed Volatility Fund. During the period ended April 30, 2018, the Advisor reimbursed $7,258, $10,175, $910, $20, $11,728, and 27,270 to the Municipal Income Fund, Core Equity Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leaders Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

		Managed			AlphaFactor®		Systematic Macro
	Managed	Municipal Income	AlphaFactor®	AlphaFactor®	Tactical	Activist	Trend (“SMarT”)
Year	Volatility Fund	Fund	Core Equity Fund	Tactical Core Fund	International Fund	Leaders Fund	Fund
2018	$508,041	$—	$—	$—	$—	$—	$—
2019	32,501	—	—	—	—	—	—
2020	—	45,756	43,905	39,609	—	—	—

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the period ended April 30, 2018, Class N paid $28,883, $94, $82, $628, $74, $64, and $31 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Core Equity Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leader Fund respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	LINE OF CREDIT

The Municipal Income Fund has a secured a bank line of credit through BNP Paribas (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings. Under the terms of the agreement, the Fund pays an interest rate of the 3 month LIBOR plus 125 basis points. During the period ended April 30, 2018, the Fund incurred $47,500 of interest expense related to the borrowings. Average interest rate during the period ended April 30, 2018 was 3.00%. The Line of Credit was utilized for 56 days during the period, while the largest outstanding borrowing during the period ended April 30, 2018 was $11,021,215. As of April 30, 2018, the Fund had no outstanding borrowings.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

6.	REDEMPTION FEES

Prior to March 1, 2018, Managed Volatility Fund could assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sold their shares after holding them for less than 30 days. The redemption fee was paid directly to the Fund in which the short-term redemption fee occurred. For the period ended April 30, 2018, the Managed Volatility Fund assessed $2,681 on Class I shares, $909 on Class N shares, and $15,242 on Class Y shares in redemption fees. Effective March 1, 2018, the Managed Volatility Fund removed the short term redemption fee.

7.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	For the period ended October 31, 2017:

	Ordinary	Long-Term	Tax-Exempt
Portfolio	Income	Capital Gains	Income	Total
Redwood Managed Volatility Fund	$13,360,733	$—	$—	$13,360,733
Redwood Managed Municipal Income Fund	15,639	—	708,387	724,026
Redwood AlphaFactor Core Equity Fund	—	—	—	—
Redwood AlphaFactor Tactical Core Equity Fund	—	—	—	—

	For the period ended October 31, 2016:

	Ordinary	Long-Term	Exempt
Portfolio	Income	Capital Gains	Income	Total
Redwood Managed Volatility Fund	$5,558,485	$—	$—	$5,558,485

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$—	$18,291,539	$—	$—	$(10,854,234)	$—	$2,564,618	$10,001,923
Redwood Managed Municipal Income Fund	51,327	1,133	—	—	(161,383)	—	517,462	408,539
Redwood AlphaFactor® Core Equity Fund		705,673	—	—	—	—	1,885,636	2,591,309
Redwood AlphaFactor® Tactical Core Equity Fund		659,314	—	—	—	—	2,083,399	2,742,713

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the mark to market treatment of swaps and tax deferral of losses on wash sales.

At October 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Redwood Managed Volatility Fund	$10,447,224	$407,010	$10,854,234
Redwood Managed Municipal Income Fund	161,383	—	161,383
Redwood AlphaFactor® Core Equity Fund	—	—	—
Redwood AlphaFactor® Tactical Core Equity Fund	—	—	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and swaps, resulted in reclassifications for the period ended October 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Redwood Managed Volatility Fund	$—	$12,649,298	$(12,649,298)
Redwood Managed Municipal Income Fund	(20,403)	20,403	—
Redwood AlphaFactor® Core Equity Fund	(20,905)	20,905	—
Redwood AlphaFactor® Tactical Core Equity Fund	(20,909)	20,909	—

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Managed Volatility Fund, the Municipal Income Fund, SMarT Fund and the Tactical International Fund invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The other Funds may also invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Municipal Income Fund will be directly affected by the performance of the Blackrock Liquidity Funds Municash Portfolio Institutional Class and the performance of the Tactical International Fund may be directly affected by the performance of the Morgan Stanley Institutional Liquidity Funds – Prime Portfolio. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Managed Municipal Fund and Tactical International Fund’s financial statements. As of April 30, 2018, the percentage of the Managed Municipal Fund’s net assets invested in the Blackrock Liquidity Funds Municash Portfolio Institutional Class was 68.9% and the percentage of the Tactical International Fund’s net assets invested in Morgan Stanley Institutional Liquidity Funds Prime Portfolio was 38.3%.

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, TD Ameritrade held approximately 33.3%, 69.2%, 53.6%, 48.7%, 50.1%, 56.3% and 49.7% of the voting securities of the Managed Volatility Fund, Municipal Income Fund, Core Equity Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund, and Activist Leader Fund respectively. As of April 30, 2018, Charles Schwab held approximately 26.4%, 44.6%, 44.1%, 47.4%, 42.2% and 48.8% of the voting securities of the Municipal Income Fund, Core Equity Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leader Fund respectively.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2017 and held through April 30, 2018.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/17	4/30/18	Period*	4/30/18	Period*
Redwood Managed Volatility Fund	1.43%	$1,000.00	$992.60	$7.08	$1,017.69	$7.17
Redwood Managed Municipal Income Fund	1.51%	$1,000.00	$1,007.90	$7.51	$1,017.32	$7.54
Redwood AlphaFactor® Core Equity Fund	0.80%	$1,000.00	$1,029.00	$4.02	$1,020.83	$4.01
Redwood AlphaFactor® Tactical Core Fund	1.20%	$1,000.00	$1,025.50	$6.03	$1,018.84	$6.01
Redwood AlphaFactor® Tactical International Fund**	1.18%	$1,000.00	$988.60	$5.74	$1,018.75	$5.83
Redwood Systematic Macro Trend “SMarT” Fund**	1.28%	$1,000.00	$1,005.80	$6.29	$1,018.25	$6.33
Redwood Activist Leader Fund**	0.89%	$1,000.00	$1,050.40	$4.45	$1,020.18	$4.38

Class N
Redwood Managed Volatility Fund	1.68%	$1,000.00	$991.30	$8.30	$1,016.45	$8.41
Redwood Managed Municipal Income Fund	1.48%	$1,000.00	$1,005.50	$7.36	$1,017.46	$7.40
Redwood AlphaFactor® Core Equity Fund	1.05%	$1,000.00	$1,027.60	$5.28	$1,019.59	$5.26
Redwood AlphaFactor® Tactical Core Fund	1.45%	$1,000.00	$1,023.80	$7.28	$1,017.60	$7.25
Redwood AlphaFactor® Tactical International Fund**	1.45%	$1,000.00	$988.20	$7.11	$1,017.45	$7.13
Redwood Systematic Macro Trend “SMarT” Fund**	1.52%	$1,000.00	$1,004.50	$7.57	$1,017.05	$7.53
Redwood Activist Leader Fund**	1.13%	$1,000.00	$1,049.50	$5.75	$1,018.97	$5.60

Class Y
Redwood Managed Volatility Fund	1.47%	$1,000.00	$992.60	$7.24	$1,017.53	$7.33

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2018 (181) divided by the number of days in the fiscal year (365).

**	Funds commenced November 2, 2017. Expenses are equal to the average account value over the period, multiplied by the

Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2018 (179) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

Approval of Advisory Agreement – Redwood Funds

At a meeting held on September 18-19, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Advisor”) and the Trust, on behalf of Redwood Activist Leaders™ Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund (each a “Fund” and collectively, the “Redwood Funds”), each a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) nature, extent, and quality of services to be provided to the Redwood Funds by Redwood; (ii) a description of the Advisor’s investment management personnel; (iii) an overview of the Advisor’s operations and financial condition; (iv) a description of the Advisor’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Redwood Funds’ advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Advisor’s fund-related operations; (vii) the Advisor’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) independent reports prepared by Morningstar analyzing the proposed fees and expenses of the Redwood Funds as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust with respect to each of the Funds, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed, a description of the financial condition of Redwood, an overview of the personnel that service the Funds and their respective responsibilities, Redwood’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment of Redwood’s compliance program, information about Redwood’s investment strategies and risk management processes, and independent reports prepared by Morningstar, an independent third party data provider, analyzing the proposed fees and expenses of each of the Funds as compared to other mutual funds with similar investment strategies.

In reaching its conclusions, the Board considered the experience and qualifications of Redwood’s management team, noting a continuation of the core staff that has managed Redwood’s other mutual fund offerings, and Redwood’s adherence to its compliance policies and procedures and expansion of the firm and staff. The Board considered that the investment strategies proposed to be used in the Funds employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board also considered the operation of and robustness of Redwood’s compliance program. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality and extent of the management services to be provided by Redwood to the Funds was expected to be satisfactory.

Performance. The Board noted that Redwood did not currently manage any accounts comparable to the Redwood Activist Leaders Fund or the Redwood AlphaFactor Tactical International Fund. The Board reviewed hypothetical performance data for the underlying strategy of the Redwood Activist Leaders Fund, as well as

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

information relating to the Redwood AlphaFactor strategy. The Board considered that while the hypothetical model performance does not reflect actual performance returns, it also considered the performance returns of a separate account and a proprietary tracking account utilizing a substantially similar strategy as that of the Redwood Systematic Macro Trend (“SMarT”) Fund. The Board noted that the comparable accounts outperformed the Fund’s Morningstar Tactical Allocation category for the one- and three-year periods beginning January 1, 2014 through June 30, 2017. The Board took into account Redwood’s presentation and its performance with respect to its other mutual funds in the Trust and concluded that Redwood was expected to obtain an acceptable level of investment returns to the respective shareholders of each of the Funds.

Fees and Expenses. As to the costs of the services to be provided by Redwood, the Board considered a comparison, compiled by Morningstar, of each Redwood Fund’s proposed advisory fee and estimated operating expenses with those of certain peer funds with similar investment objectives and strategies (each a “Peer Group”) and with those of other funds in the respective Morningstar category for each Fund as selected by Morningstar.

With respect to the Redwood Activist Leaders Fund, among other data, the Board noted that the proposed advisory fee was lower than the median of the Peer Group and of the Fund’s expected Morningstar category (Large Blend Category). With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the proposed advisory fee was higher than the median of its Peer Group and of its expected Morningstar category (Foreign Large Blend Category), but was not the highest. With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted, among other data, that the proposed advisory fee was equal to the median of the Peer Group and higher than the median of its expected Morningstar category (Tactical Allocation) as selected by Morningstar. The Board noted that each of the proposed advisory fees was within the range of its respective Morningstar category.

The Board considered that the Redwood Activist Leaders Fund’s estimated total operating expenses were below the median of its Peer Group and above the median of its expected Morningstar category; that the Redwood AlphaFactor Tactical International Fund’s estimated total operating expenses were above the median of its Peer Group and expected Morningstar category; and that the estimated total operating expenses of the Redwood Systematic Macro Trend (“SMarT”) Fund were below the median of its Peer Group and above that of its expected Morningstar category. The Board took into account that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.15%, and 0.90% for Class N and Class I shares, respectively, of the Redwood Activist Leaders Fund, 1.45% and 1.20% for Class N and I shares, respectively for the Redwood AlphaFactor Tactical International Fund, and 1.55% and 1.30% for Class N and Class I Shares, respectively, for the Redwood Systematic Macro Trend (“SMarT”) Fund. The Board also noted that Redwood currently did not manage any other accounts or funds where a management fee is charged that are similarly managed as the Redwood Funds.

With respect to Redwood Systematic Macro Trend (“SMarT”) Fund, the Board, comprised only of Independent Trustees, also determined that the services provided by Redwood under the Advisory Agreement were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which the Fund would invest.

The Board concluded that the proposed contractual advisory fees in respect of each Fund was not unreasonable.

Profitability. The Board considered Redwood’s anticipated profitability with respect to each of the Funds and whether such profits, if any, would be reasonable in light of the services proposed to be provided to each of the Funds. The Board considered an estimated profitability analysis prepared by Redwood and concluded that, based on the Funds’ expected initial asset levels and the estimated costs of advising each of the Funds, Redwood’s anticipated level of profitability, if any, from its relationship with each of the Funds was not excessive.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its providing advisory service to each of the Funds. The Board considered that although each Fund’s current advisory fee does not include breakpoints at this time, the Funds’ future shareholders should benefit from each Fund’s growth. The Board considered that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a relevant consideration and would consider whether economies of scale exist in the future once the Funds have been in operation.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Funds. The Board considered that Redwood believes expanding its offering of mutual funds will increase Redwood’s ability to cross-sell its funds. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of each of the Funds and their respective shareholders. In considering the proposed Advisory Agreement with respect to each Fund, the Board did not identify any one factor as all important and each Trustee may have placed different weight on different factors.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Advisor, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 2, 2018